Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the nine months ended September 30, 2016 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number of	W.A. grant	Number of	W.A. grant	Number of	W.A. grant	Number of	W.A. grant
	shares	date FV	units	date FV	SARs	date FV	units	date FV
December 31, 2015	44,947	$18.39	647,001	$14.73	5,876,811	$2.30	32,828	$21.03
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56
Exchanged	—	—	(70,000)	19.91	—	—	—	—
Expired	—	—	—	—	(1,047,460)	2.09	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21
September 30, 2016	56,861	$15.48	637,001	$14.55	4,829,351	$2.31	523,387	$16.71

Schedule of Assumptions to Calculate Fair Value of Performance Stock Units

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the performance stock units were as follows:

Average expected term	3.03 years
Expected volatility	32.25%
Dividend yield	8.95%
Average risk free rate	1.38%

Schedule of Information about Performance Stock Units Granted

The following table provides information about the performance stock units granted:

		Performance Vesting Price	Time Vesting
Tranche	Number of PSUs	per Share	(continued employment)
1	127,316	$17.60	May 31, 2017
2	140,806	$18.48	May 31, 2018
3	155,212	$19.40	May 31, 2019
4	171,612	$20.37	May 31, 2020
5	191,201	$21.39	May 31, 2021
	786,147